FINANCIAL INVESTORS TRUST

Emerald Banking and Finance Fund

(the "Fund")

SUPPLEMENT DATED DECEMBER 5, 2014 TO THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED AUGUST 31, 2014, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 5, 2014, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Emerald Banking and Finance Fund, Class A, Class C, Institutional Class and Investor Class shares, the "Average Annual Total Returns" tables are hereby deleted and replaced with the following table:

Average Annual Total Returns

(for the period ended December 31, 2013)

Emerald Banking & Finance	1 Year	5 Years	10 Years	Since Inception
Class A (Inception Date of 2/18/97)
Returns Before Taxes	36.85%	10.31%	3.31%	8.22%
Returns After Taxes on Distributions	36.85%	10.30%	2.80%	7.68%
Returns After Taxes on Distributions and Sale of Fund Shares	20.86%	8.19%	2.72%	6.91%
Russell 2000 Index	38.82%	20.08%	9.07%	8.44%
Russell 2000 Financial Services TR	31.37%	13.22%	5.65%	7.97%
Class C (Inception Date of 07/01/00)
Returns Before Taxes	41.75%	10.67%	3.17%	8.80%
Russell 2000 Index	38.82%	20.08%	9.07%	7.61%
Russell 2000 Financial Services TR	31.37%	13.22%	5.65%	9.68%
Institutional Class (Inception Date of 3/19/2012)
Returns Before Taxes	44.12%	N/A	N/A	28.82%
Russell 2000 Index	38.82%	20.08%	9.07%	21.93%
Russell 2000 Financial Services TR	31.37%	N/A	N/A	21.85%
Investor Class (Inception Date of 3/16/10)
Returns Before Taxes	43.62%	N/A	N/A	14.98%
Russell 2000 Index	38.82%	20.08%	9.07%	16.80%
Russell 2000 Financial Services TR	31.37%	N/A	N/A	14.82%